CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details 2) - USD ($)	1 Months Ended		2 Months Ended
	Aug. 31, 2022	Jul. 31, 2021	Sep. 30, 2021
Converted amount			$ 46,110
Number shares			4,617,034
Number shares	7,000,000
First Conversion [Member] | Power Up Note #1 [Member]
Converted amount			$ 15,000
Converion Price Per Share	$ 0.001	$ 0.0162	$ 0.0137
Number shares	7,000,000	925,926
First Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share			$ 0.0137
Second Conversion [Member] | Power Up Note #1 [Member]
Converted amount			$ 20,000
Converion Price Per Share		$ 0.0143	$ 0.0093
Number shares		1,398,601	1,094,891
Second Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share			$ 0.0093
Third Conversion [Member] | Power Up Note #1 [Member]
Converion Price Per Share		$ 0.0143
Number shares		1,666,434	2,150,538
Third Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share			$ 0.0081
Four Conversion [Member] | Power Up Note #2 [Member]
Converted amount			$ 11,110
Converion Price Per Share			$ 0.0081
Number shares			1,371,605